Goodwill	12 Months Ended
Dec. 31, 2024
Disclosure Of Goodwill [Abstract]
Goodwill	11 Goodwill

	2024	2023
	$m	$m
Cost
At 1 January	239.2	220.4
Additions during the year	12.9	18.8
Cost at 31 December	252.1	239.2
Impairment losses at 1 January	(75.6)	(64.9)
Impairment of Volatility Performance Fund S.A.	—	(10.7)
Net book value at 31 December	176.5	163.6
(a) Goodwill impairment testing
For the purpose of impairment testing, goodwill has been allocated to the CGUs which represent the level at which goodwill is monitored and managed:

	2024	2023
	$m	$m
Group goodwill by CGU:
Energy	86.3	83.7
CSC Commodities UK Limited	20.6	20.6
Agriculture	11.4	11.4
Volatility Performance Fund S.A.	—	—
Rosenthal Collins Group	10.5	10.5
Volcap Trading Partners Limited	7.8	7.8
X-Change Financial Access LLC	6.1	6.1
Recycled Metals	4.6	4.6
ProTrader	3.3	3.3
Marex Spectron Europe Limited	2.0	2.0
Arfinco S.A.	0.5	0.5
OTCex	13.0	12.5
Cowen's Prime Services and Outsourced Trading Business[1]	5.5	0.6
Dropet	1.8	—
I.L.S. Brokers Limited	3.1	—
As at 31 December	176.5	163.6
1 There has been an increase in the Cowen goodwill due to the recognition of deferred tax on the customer list intangible recorded as a part of the finalisation of the purchase price agreement and the finalisation of the provisional accounting during 2024.
The Group performed the annual impairment test as at 1 October each year. Between annual tests, the Group reviews each CGU for impairment triggers that could adversely impact the valuation of the
CGU and, if necessary, undertakes additional impairment testing. In assessing whether an impairment is required, the carrying value of the CGU is compared with the recoverable amount, which is determined by calculating both the fair value less cost of disposal (‘FVLCD’) and the value in use (‘VIU’). The higher of these two amounts is compared with the carrying value of the CGU. If either the VIU or the FVLCD is higher than the carrying value, no impairment is necessary.
Goodwill arising from business combinations during the year has been allocated to CGUs that are expected to benefit from the synergies and summarised as follows:
•Goodwill amounting to $2.5m arising on the acquisition of Pinnacle Fuel LLC has been allocated to the Energy CGU.
•Dropet and ILS have been identified as standalone CGUs, with goodwill amounting to $1.8m and
$3.1m arising on the acquisition of each business, respectively, recognised during the year. The allocation of goodwill to each CGU represents the lowest level at which the goodwill is monitored for internal management purposes.No impairment arose as a result of the annual impairment testing over goodwill during the year. In 2023, the impairment charge was against the Volatility
Performance Fund S.A. CGU (‘VPF’). Due to a combination of projected performance and macroeconomic factors, the recoverable amount for the VPF of $6.4m, based upon its VIU, was lower than its carrying value of $17.1m and an impairment charge of $10.7m was recognised.
As at 31 December 2024, the review of the indicators of impairment did not require any further testing
(b) Key assumptions
•The fair value less cost of disposal is determined by applying a price earnings multiple to the post-
tax earnings of each CGU arising in the period and for the effect of any organisational changes to the CGU. The price earnings multiples applied are derived from comparable peer companies.
•Comparable peers are those against whom our stakeholders evaluate our performance, whilst the price earnings multiples are obtained from third party market data providers. The provision of data from third party data sources, such as Bloomberg, would suggest that this data and therefore any valuation conducted using this data would contain only observable market data. However, management applies a level of judgement in the application of this data and in determining the price earnings multiple.
•In assessing the VIU, a discounted cash flow model is used covering a 5 year projected period, which drives the valuation of the CGUs. VIU was calculated using post-tax discount rates and post-tax cash flows. An equivalent pre-tax discount rate was determined and has been presented in the table below. Future projections are based on the most recent financial projections considered by the Board of Directors as at the valuation date which are used to project post-tax cash flows for the next 5 years. After this period, a steady cash flow is used to derive a terminal value for the CGU.
•The stable terminal growth rate for each CGU has been assessed on a standalone basis taking into account market and company expectations for each unit which are summarised as follows:
•Energy, Agriculture and Marex Spectron Europe Limited have been forecast using a terminal growth rate of nil% owing to voice brokerage not expected to be a growth business in the long term.
•All other CGUs are expected to grow at 2% which is in line with the long-run sustainable growth rate and inflation target across all economies in which the Group operates.
•During 2023, the stable terminal growth rate of all CGUs was expected to be 2%.
•Discount rates represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of the assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the market assessment of the weighted average cost of capital derived from observable inputs at the valuation date.
•The other assumption for the VIU calculation is that total direct costs are expected to grow by
5.0% over the first 2 years of the 5 year projected period for all CGUs in line with the global headline inflation forecast before stabilizing at between 0-2% for the remaining term based on management's individual CGU forecasts. In 2023, total direct costs were expected to grow by
3.2% over the 5 year projected period for all CGUs, with the exception of Cowen's Prime Services and Outsourced Trading Business and OTCex SA Group, where total direct costs were expected to grow by only 1.1% and 2.2%, respectively; driven by inflation in the near term.
The following inputs represent key assumptions for each CGU in 2024:

CGU	Pre-tax valuation discount rate	Breakeven discount rate	Valuation revenue growth rate	Breakeven revenue growth rate	Breakeven terminal value growth rate	Valuation cost growth rate	Breakeven cost growth rate

Energy	12.3%	20.8%	1.2%	(4.8%)	(19.4%)	2.0%	12.2%
CSC Commodities UK Limited	12.3%	27.2%	2.4%	(5.2%)	(49.2%)	3.2%	13.7%
Agriculture	12.7%	40.7%	1.2%	(10.9%)	n.m.[1]	2.0%	20.1%
Volatility Performance Fund S.A.	—%	—%	—%	—%	—%	—%	—%
Rosenthal Collins Group	11.6%	17.9%	2.4%	(0.9%)	(9.4%)	3.2%	7.8%
Volcap Trading Partners Limited	11.3%	12.4%	2.4%	1.4%	0.4%	3.2%	5.1%
X-Change Financial Access LLC	11.6%	15.2%	2.4%	0.7%	(3.8%)	3.2%	5.6%
Recycled Metals	10.3%	40.6%	2.8%	(13.9%)	n.m.[1]	3.2%	28.4%
ProTrader	12.3%	59.0%	2.4%	(2.2%)	n.m.[1]	3.2%	8.5%
Marex Spectron Europe Limited	9.8%	41.2%	1.2%	(7.1%)	n.m.[1]	2.0%	16.3%
Arfinco S.A.	10.9%	11.7%	2.4%	1.8%	0.9%	3.2%	4.3%
OTCex	10.7%	26.7%	2.8%	(3.1%)	(53.1%)	3.2%	10.8%
Cowen's Prime Services and Outsourced Trading Business	11.9%	12.9%	2.8%	2.5%	0.6%	3.2%	3.9%
1  n.m.not meaningful
•This table does not include Dropet and ILS because these businesses were acquired after the annual impairment test. The associated goodwill was reviewed for indicators of impairment as at 31 December 2024.
The following inputs represent key assumptions for each CGU in 2023:

CGU	Pre-tax valuation discount rate	Breakeven discount rate	Valuation revenue growth rate	Breakeven revenue growth rate	Breakeven terminal value growth rate	Valuation cost growth rate	Breakeven cost growth rate

Energy	12.9%	35.5%	0.8%	(8.9%)	(52.3%)	3.2%	17.3%
CSC Commodities UK Limited	12.9%	16.7%	3.2%	1.0%	(2.1%)	3.2%	15.2%
Agriculture	12.9%	43.2%	2.4%	(10.2%)	(157.2%)	3.2%	22.2%
Volatility Performance Fund S.A.	9.7%	4.9%	3.2%	8.7%	5.8%	3.2%	(7.1%)
Rosenthal Collins Group	11.1%	150.8%	1.2%	0.2%	n.m.[1]	3.2%	n.m.[1]
Volcap Trading Partners Limited	12.9%	42.2%	3.2%	(11.6%)	(132.3%)	3.2%	27.5%
X-Change Financial Access LLC	11.0%	17.6%	2.0%	(0.5%)	(4.9%)	3.2%	10.3%
Recycled Metals	12.9%	14.1%	3.2%	3.4%	0.7%	3.2%	5.2%
ProTrader	13.0%	345.5%	1.8%	(3.1%)	n.m.[1]	3.2%	17.9%
Marex Spectron Europe Limited	9.0%	19.8%	3.2%	2.5%	(15.5%)	3.2%	15.2%
Arfinco S.A.	9.7%	12.0%	2.4%	1.3%	(0.1%)	3.2%	5.4%
OTCex SA Group	10.3%	11.4%	3.2%	3.1%	1.0%	2.2%	2.6%
Cowen's Prime Services and Outsourced Trading Business	10.5%	19.8%	3.3%	0.9%	(11.0%)	1.1%	5.4%
1.1  n.m.not meaningful
The impact on future cash flows resulting from falling growth rates does not reflect any management actions that would
be taken.
In 2022 an impairment charge of $53.9m was recognised in relation to the Energy CGU due to declining budgeted performance and macroeconomic factors, such as high inflation and interest rates.